Cover	Mar. 24, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 24, 2022
Entity File Number	000-54129
Entity Registrant Name	EVOLUTIONARY GENOMICS, INC.
Entity Central Index Key	0000884363
Entity Tax Identification Number	26-4369698
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	4220 Morningstar Drive
Entity Address, City or Town	Castle Rock
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80108
City Area Code	(720)
Local Phone Number	900-8666
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false